GOING CONCERN AND MANAGEMENT PLANS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ (527,397)	$ (417,972)	$ (1,322,514)	$ (923,869)	$ (4,269,673)
Accumulated deficit	(9,764,340)		(9,764,340)		(7,325,684)
Cash used in operating activities			(406,360)	(590,133)	(821,304)
Cash	$ 9,971	$ 711	$ 9,971	$ 711	$ 67,422	$ 14,386